UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

TRAVELERS SERIES FUND INC.

MFS TOTAL RETURN

PORTFOLIO

TRAVELERS MANAGED

INCOME PORTFOLIO

SMITH BARNEY MONEY

MARKET PORTFOLIO

SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. After the end of the Funds’ reporting period, the advance first quarter GDP figure was revised up to 3.5% from 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. After the Fund’s reporting period had ended, at its May meeting, the Fed once again raised its fed funds target rate by 0.25% to 3.00%.

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Indexiv returning 3.28%. The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April. The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed small-cap stocks during the period.

During the first half of the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed

1       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

economic data. Looking at the six-month period as a whole, the overall municipal bond market outperformed the taxable bond market, as the Lehman Brothers Municipal Bond Indexv and Lehman Brothers Aggregate Bond Indexvi returned 1.93% and 0.98%, respectively.

Within this environment, the Funds performed as follows:vii

PERFORMANCE OF THE FUNDS

AS OF APRIL 30, 2005

(unaudited)

6 Months

MFS Total Return Portfolio	3.52%

S&P 500 Index	3.28%

Lehman Brothers Aggregate Bond Index	0.98%

Lipper Variable Balanced Funds Category Average	2.82%

Travelers Managed Income Portfolio	0.33%

Lehman Brothers Intermediate Government/Credit Bond Index	0.03%

Lipper Variable Intermediate Investment Grade Debt Funds Category Average	0.92%

Smith Barney Money Market Portfolio	0.95%

90-Day U.S. Treasury Bill Index	1.18%

Lipper Variable Money Market Funds Category Average	0.90%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Current reimbursements for Smith Barney Money Market Portfolio are voluntary and may be reduced or terminated at any time. Absent these reimbursements, performance would have been lower.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 91 funds in the variable balanced funds category. Returns were calculated among the 47 funds in the variable intermediate investment grade debt funds category. Returns were calculated among the 110 funds in the variable money market funds category.

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MFS Total Return Portfolio

Special Shareholder Notice

At meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the MFS Total Return Portfolio (the “Acquired Fund”) of Travelers Series Fund Inc. (“TSF”) into a newly organized “shell” portfolio (the “Acquiring Fund”) of Travelers Series Trust (“TST”) (the “Reorganization”).

In connection with the Reorganization, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) between TSF, on behalf of the Acquired Fund, and TST, on behalf of the Acquiring Fund, under which the Acquiring Fund would acquire all of the assets of the Acquired Fund and assume all of the liabilities of the Acquired Fund. The Reorganization is being proposed to the Acquired Fund’s shareholders because Travelers Investment Adviser Inc., which serves as investment adviser to the Acquired Fund and is currently an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”), will become an indirect wholly owned subsidiary of MetLife, Inc. (“MetLife”) as part of MetLife’s acquisition of Travelers Life & Annuity, the life insurance and annuity businesses of Citigroup.

A Special Meeting of Shareholders of the Acquired Fund has been called on June 29, 2005 for the purpose of submitting the Plan and such other matters as may properly come before the meeting to the stockholders of the Acquired Fund for approval. The close of business on April 15, 2005 has been fixed as the record date for the determination of stockholders of the Acquired Fund, who are entitled to notice of, and to vote at, the Special Meeting of Shareholders, including any adjournment or adjournments thereof.

Performance Updatevii

For the six months ended April 30, 2005, the MFS Total Return Portfolio returned 3.52%. The Fund outperformed its unmanaged benchmarks, the S&P 500 Indexiv and the Lehman Brothers Aggregate Bond Indexvi, which returned 3.28% and 0.98%, respectively, for the same period. It also outperformed the Lipper Variable Balanced Funds Category Average,1 which was 2.82% for the same time frame.

Travelers Managed Income Portfolio

Special Shareholder Notice

At meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the Travelers Managed Income Portfolio (the

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 91 funds in the Fund’s Lipper category.

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“Acquired Fund”) of Travelers Series Fund Inc. (“TSF”) into a newly organized “shell” portfolio (the “Acquiring Fund”) of Travelers Series Trust (“TST”) (the “Reorganization”).

In connection with the Reorganization, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) between TSF, on behalf of the Acquired Fund, and TST, on behalf of the Acquiring Fund, under which the Acquiring Fund would acquire all of the assets of the Acquired Fund and assume all of the liabilities of the Acquired Fund. The Reorganization is being proposed to the Acquired Fund’s shareholders because Travelers Investment Adviser Inc., which serves as investment adviser to the Acquired Fund and is currently an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”), will become an indirect wholly owned subsidiary of MetLife, Inc. (“MetLife”) as part of MetLife’s acquisition of Travelers Life & Annuity, the life insurance and annuity businesses of Citigroup.

A Special Meeting of Shareholders of the Acquired Fund has been called on June 29, 2005 for the purpose of submitting the Plan and such other matters as may properly come before the meeting to the stockholders of the Acquired Fund for approval. The close of business on April 15, 2005 has been fixed as the record date for the determination of stockholders of the Acquired Fund, who are entitled to notice of, and to vote at, the Special Meeting of Shareholders, including any adjournment or adjournments thereof.

Performance Updatevii

For the six months ended April 30, 2005, the Travelers Managed Income Portfolio returned 0.33%. The Fund outperformed its unmanaged benchmark, the Lehman Brothers Intermediate Government/Credit Bond Indexviii, which returned 0.03% for the same period. The Lipper Variable Intermediate Investment Grade Debt Funds Category Average2 was 0.92% for the same time frame.

Smith Barney Money Market Portfolio

Performance Updatevii

For the six months ended April 30, 2005, the Smith Barney Money Market Portfolio returned 0.95%. The Fund outperformed the Lipper Variable Money Market Funds Category Average,3 which was 0.90% for the same period. The Fund’s unmanaged benchmark, the 90-Day U.S. Treasury Bill Indexix, returned 1.18%.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 47 funds in the Fund’s Lipper category.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 110 funds in the Fund’s Lipper category.

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As of April 30, 2005, the seven-day current yield for the Smith Barney Money Market Portfolio was 2.40% and its seven-day effective yield, which reflects compounding, was 2.43%4.

In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 16, 2005

[4]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2005 and are subject to change. Please refer to pages 12 through 36 for a list and percentage breakdown of the Fund’s holdings.

RISKS:

MFS Total Return Portfolio: The Fund may invest in high yield bonds. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Please see the Fund’s prospectus for more information on these and other risks.

Travelers Managed Income Portfolio: The Fund may invest in high yield bonds. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact of fund performance. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Please see the Fund’s prospectus for more information on these and other risks.

Smith Barney Money Market Portfolio: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
[v]	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
vi	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
vii	The Funds are underlying investment options of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.
viii	The Lehman Brothers Intermediate Government/Credit Bond Index is a broad measure of bonds with maturities of up to ten years.
ix	The 90-day U.S. Treasury Bill Index is an unmanaged index that consists of one 90-day United States Treasury Bill whose return is tracked until its maturity.

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MFS Total Return Portfolio

Fund at a Glance (unaudited)

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Travelers Managed Income Portfolio

Fund at a Glance (unaudited)

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Smith Barney Money Market Portfolio

Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
MFS Total Return Portfolio	3.52%	$1,000.00	$1,035.20	0.79%	$3.99

Travelers Managed Income Portfolio	0.33	1,000.00	1,003.30	0.68	3.38

Smith Barney Money Market Portfolio	0.95	1,000.00	1,009.50	0.52	2.59

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
MFS Total Return Portfolio	5.00%	$1,000.00	$1,020.88	0.79%	$3.96

Travelers Managed Income Portfolio	5.00	1,000.00	1,021.42	0.68	3.41

Smith Barney Money Market Portfolio	5.00	1,000.00	1,022.22	0.52	2.61

(1)	For the six months ended April 30, 2005.
(2)	Expenses (net of voluntary expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

11       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCK — 58.2%
CONSUMER DISCRETIONARY — 6.3%
Automobiles — 0.1%
40,000	Toyota Motor Corp.	$1,459,443

Hotels, Restaurants and Leisure — 0.1%
47,010	McDonald’s Corp.	1,377,863

Leisure Equipment and Products — 0.4%
45,600	Hasbro, Inc.	862,752
210,270	Mattel, Inc.	3,795,374

		4,658,126

Media — 3.6%
6,100	Comcast Corp., Special Class A Shares (a)	193,553
55,340	Dex Media, Inc.	1,211,946
532,800	The Interpublic Group of Cos., Inc. (a)(b)	6,851,808
398,370	Reed Elsevier PLC	3,905,856
218,790	Time Warner Inc. (a)	3,677,860
43,020	Tribune Co.	1,660,572
505,333	Viacom Inc., Class B Shares	17,494,628
356,920	The Walt Disney Co.	9,422,688

		44,418,911

Multi-Line Retail — 0.5%
54,730	Family Dollar Stores, Inc.	1,476,615
103,370	Wal-Mart Stores, Inc.	4,872,862

		6,349,477

Specialty Retail — 1.6%
148,800	Circuit City Stores, Inc.	2,351,040
424,330	The Gap, Inc.	9,059,446
25,800	Lowe’s Cos., Inc.	1,344,438
123,600	OfficeMax Inc.	4,014,528
158,960	The TJX Cos., Inc.	3,600,444

		20,369,896

	TOTAL CONSUMER DISCRETIONARY	78,633,716

CONSUMER STAPLES — 3.8%
Beverages — 0.4%
75,770	Diageo PLC	1,124,582
74,310	PepsiCo, Inc.	4,134,608

		5,259,190

Food Products — 1.5%
123,450	Archer-Daniels-Midland Co.	2,220,865
113,030	General Mills, Inc.	5,583,682

See Notes to Financial Statements.

12        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE

Food Products — 1.5% (continued)
102,430	H.J. Heinz Co.	$3,774,545
79,720	Kellogg Co.	3,583,414
4,424	Nestle S.A. (b)	1,166,872
88,500	Sara Lee Corp.	1,893,015

		18,222,393

Household Products — 0.4%
80,110	Kimberly-Clark Corp.	5,002,869

Personal Products — 0.5%
117,100	The Gillette Co.	6,047,044

Tobacco — 1.0%
200,360	Altria Group, Inc.	13,021,396

	TOTAL CONSUMER STAPLES	47,552,892

ENERGY — 6.5%
Energy Equipment and Services — 2.1%
62,460	BJ Services Co.	3,044,925
93,760	Cooper Cameron Corp. (a)	5,151,174
239,730	GlobalSantaFe Corp.	8,054,928
191,980	Noble Corp.	9,771,782

		26,022,809

Oil and Gas — 4.4%
23,200	Apache Corp.	1,305,928
123,776	BP PLC, Sponsored ADR	7,537,958
57,800	ConocoPhillips	6,060,330
240,010	Devon Energy Corp.	10,841,252
35,410	EnCana Corp.	2,261,283
56,350	EOG Resources, Inc.	2,679,443
210,036	Exxon Mobil Corp.	11,978,353
78,270	Total S.A., Sponsored ADR (b)	8,680,926
67,450	Unocal Corp.	3,679,398

		55,024,871

	TOTAL ENERGY	81,047,680

FINANCIALS — 14.7%
Banks — 5.7%
574,522	Bank of America Corp.	25,876,471
489,640	Mellon Financial Corp.	13,558,132
268,190	The PNC Financial Services Group, Inc.	14,275,754
118,630	SunTrust Banks, Inc.	8,639,823
63,666	U.S. Bancorp	1,776,281
46,620	Wachovia Corp.	2,386,012
80,790	Wells Fargo & Co.	4,842,553

		71,355,026

See Notes to Financial Statements.

13        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE

Diversified Financials — 5.9%
149,190	American Express Co.	$7,862,313
59,090	Countrywide Financial Corp.	2,138,467
68,400	Fannie Mae	3,690,180
40,150	Franklin Resources, Inc.	2,757,502
124,550	Freddie Mac	7,662,316
68,960	The Goldman Sachs Group, Inc.	7,364,238
632,748	JPMorgan Chase & Co.	22,456,227
13,630	Lehman Brothers Holdings Inc.	1,250,144
115,360	MBNA Corp.	2,278,360
232,560	Merrill Lynch & Co., Inc.	12,541,961
64,240	Morgan Stanley	3,380,309

		73,382,017

Insurance — 3.1%
84,570	AFLAC Inc. (c)	3,437,771
241,540	The Allstate Corp.	13,564,886
15,130	The Chubb Corp.	1,237,331
310,560	Conseco, Inc. (a)(b)	5,975,174
69,780	Genworth Financial, Inc., Class A Shares	1,950,351
106,060	The Hartford Financial Services Group, Inc.	7,675,562
136,740	MetLife, Inc.	5,319,186

		39,160,261

	TOTAL FINANCIALS	183,897,304

HEALTHCARE — 5.3%
Biotechnology — 0.4%
174,370	MedImmune, Inc. (a)	4,423,767

Healthcare Equipment and Supplies — 0.2%
33,720	Baxter International Inc.	1,251,012
36,360	Boston Scientific Corp. (a)	1,075,529

		2,326,541

Healthcare Providers and Services — 0.5%
538,810	Tenet Healthcare Corp. (a)	6,449,556

Pharmaceuticals — 4.2%
220,430	Abbott Laboratories	10,836,339
9,720	Eli Lilly and Co.	568,328
89,130	Johnson & Johnson	6,116,992
425,940	Merck & Co. Inc.	14,439,366
19,960	Novartis AG	975,606
29,660	Pfizer Inc.	805,862
13,770	Roche Holding AG	1,673,238
376,380	Wyeth	16,914,517

		52,330,248

	TOTAL HEALTHCARE	65,530,112

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE

INDUSTRIALS — 6.4%
Aerospace and Defense — 1.7%
209,880	Lockheed Martin Corp.	$12,792,186
63,110	Northrop Grumman Corp.	3,460,952
28,070	Precision Castparts Corp.	2,067,636
29,210	United Technologies Corp.	2,971,241

		21,292,015

Air Freight and Couriers — 0.0%
10,580	CNF Inc.	452,295

Building Products — 0.9%
344,650	Masco Corp.	10,853,029

Commercial Services and Supplies — 0.3%
140,540	Cendant Corp.	2,798,151
30,590	Fiserv, Inc. (a)	1,293,957

		4,092,108

Electrical Equipment — 0.4%
22,140	Cooper Industries, Ltd., Class A Shares	1,409,432
37,130	Emerson Electric Co.	2,326,937
25,350	Hubbell Inc., Class B Shares	1,101,458

		4,837,827

Industrial Conglomerates — 1.9%
26,080	3M Co.	1,994,338
266,580	General Electric Co.	9,650,196
359,850	Tyco International Ltd.	11,266,903

		22,911,437

Machinery — 1.0%
55,090	Deere & Co.	3,445,329
2,830	Finning International Inc.	75,543
25,530	Illinois Tool Works Inc.	2,139,925
15,900	Ingersoll-Rand Co. Ltd., Class A Shares	1,222,233
14,240	ITT Industries, Inc.	1,288,150
46,860	Sandvik AB (b)	1,843,379
69,900	SPX Corp. (b)	2,704,431

		12,718,990

Road and Rail — 0.2%
50,750	Burlington Northern Santa Fe Corp.	2,448,687

	TOTAL INDUSTRIALS	79,606,388

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 4.4%
Communications Equipment — 1.6%
58,950	Cisco Systems, Inc. (a)	$1,018,656
576,640	Nokia Corp., Sponsored ADR	9,214,707
3,787,340	Nortel Networks Corp. (a)(b)	9,430,477

		19,663,840

Computers and Peripherals — 0.7%
34,870	Dell, Inc. (a)	1,214,522
45,710	Hewlett-Packard Co.	935,684
4,710	International Business Machines Corp.	359,750
1,757,760	Sun Microsystems, Inc. (a)	6,380,669

		8,890,625

IT Consulting and Services — 0.4%
236,710	Accenture Ltd., Class A Shares (a)	5,136,607

Office Electronics — 0.1%
120,480	Xerox Corp. (a)(b)	1,596,360

Semiconductor Equipment and Products — 0.2%
79,660	Analog Devices, Inc.	2,717,203

Software — 1.4%
457,400	Compuware Corp. (a)	2,721,530
58,400	Microsoft Corp.	1,477,520
148,300	Oracle Corp. (a)	1,714,348
615,250	Symantec Corp. (a)	11,554,395

		17,467,793

	TOTAL INFORMATION TECHNOLOGY	55,472,428

MATERIALS — 3.7%
Chemicals — 1.7%
76,690	Air Products and Chemicals, Inc. (c)	4,504,004
84,460	The Dow Chemical Co.	3,879,248
62,760	E.I. du Pont de Nemours and Co.	2,956,624
16,140	Monsanto Co.	946,127
88,030	PPG Industries, Inc.	5,946,426
15,550	Praxair, Inc.	728,206
18,960	Syngenta AG	1,969,877

		20,930,512

Containers and Packaging — 1.0%
462,680	Owens-Illinois, Inc. (a)(b)	11,344,914
91,360	Smurfit-Stone Container Corp. (a)	1,197,730

		12,542,644

See Notes to Financial Statements.

16        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

SHARES	SECURITY	VALUE

Metals and Mining — 0.2%
171,420	BHP Billiton PLC	$2,094,627

Paper and Forest Products — 0.8%
169,360	Bowater Inc.	5,502,506
157,070	International Paper Co.	5,385,930

		10,888,436

	TOTAL MATERIALS	46,456,219

TELECOMMUNICATION SERVICES — 4.5%
Diversified Telecommunication Services — 4.0%
148,014	SBC Communications Inc.	3,522,733
1,101,350	Sprint Corp., Series 1, FON Shares	24,516,051
599,944	Verizon Communications Inc.	21,477,995

		49,516,779

Wireless Telecommunication Services — 0.5%
255,449	Vodafone Group PLC, Sponsored ADR (b)	6,677,437

	TOTAL TELECOMMUNICATION SERVICES	56,194,216

UTILITIES — 2.6%
Electric Utilities — 2.1%
1,570,980	Calpine Corp. (a)(b)	2,812,054
52,120	Cinergy Corp.	2,063,952
87,330	Dominion Resources, Inc.	6,584,682
70,500	Entergy Corp.	5,167,650
59,460	Exelon Corp.	2,943,270
9,460	FPL Group, Inc.	386,157
62,030	PPL Corp.	3,365,748
9,400	Public Service Enterprise Group Inc.	546,140
23,410	TXU Corp.	2,008,344

		25,877,997

Gas Utilities — 0.1%
53,130	AGL Resources Inc.	1,838,298

Multi-Utilities — 0.2%
80,614	NiSource Inc.	1,873,469

Water Utilities — 0.2%
128,160	Nalco Holding Co. (a)	2,306,880

	TOTAL UTILITIES	31,896,644

	TOTAL COMMON STOCK (Cost — $658,341,797)	726,287,599

See Notes to Financial Statements.

17        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT OBLIGATIONS AND AGENCIES — 27.6%
U.S. Treasury Obligations — 9.3%
	U.S. Treasury Bonds:
$ 884,000	10.375% due 11/15/12	$1,025,164
17,909,000	6.250% due 8/15/23 (b)	21,528,588
4,168,000	5.375% due 2/15/31 (b)	4,708,865
	U.S. Treasury Inflationary Index Bonds:
4,300,428	4.250% due 1/15/10 (b)	4,920,631
5,339,099	3.000% due 7/15/12	5,940,378
	U.S. Treasury Notes:
3,004,000	5.750% due 11/15/05 (b)	3,045,188
1,178,000	5.875% due 11/15/05 (b)	1,194,981
2,913,000	6.875% due 5/15/06 (b)	3,015,526
9,955,000	7.000% due 7/15/06 (b)	10,366,818
1,719,000	4.375% due 5/15/07 (b)	1,743,779
3,098,000	3.250% due 8/15/07 (b)	3,071,016
9,974,000	3.000% due 11/15/07 (b)	9,811,145
3,161,000	5.500% due 2/15/08 (b)	3,311,397
23,802,000	4.750% due 11/15/08 (b)	24,560,713
95,000	4.000% due 6/15/09 (b)	95,616
3,625,000	4.000% due 11/15/12 (b)	3,623,021
1,294,000	3.875% due 2/15/13 (b)	1,277,118
8,687,000	4.750% due 5/15/14 (b)	9,058,239
3,342,000	4.000% due 2/15/15 (b)	3,288,869

	Total U.S. Treasury Obligations	115,587,052

	RATING(d)
U.S. Government Agency Bonds and Notes — 4.1%
		Federal Home Loan Bank (FHLB):
		Bonds:
6,120,000	AAA	3.750% due 9/28/06	6,109,529
740,000	AAA	3.900% due 2/25/08	737,527
1,985,000	AAA	Notes, Series 1, 3.250% due 7/21/06	1,974,499
		Federal Home Loan Mortgage Corp. (FHLMC):
3,100,000	AAA	Notes, 4.125% due 11/18/09	3,086,837
		Reference Notes:
10,656,000	Aaa*	7.000% due 7/15/05	10,737,582
2,663,000	AAA	2.875% due 12/15/06	2,624,248
		Federal National Mortgage Association (FNMA), Benchmark Notes:
3,000,000	AAA	3.250% due 7/31/06	2,983,566
1,533,000	AAA	3.000% due 3/2/07	1,510,235
7,765,000	Aaa*	6.625% due 9/15/09 to 11/15/10	8,596,535
4,498,000	AAA	6.000% due 5/15/08 to 5/15/11	4,782,747

See Notes to Financial Statements.

18        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

U.S. Government Agency Bonds and Notes — 4.1% (continued)
$ 5,955,000	AAA	6.125% due 3/15/12	$6,559,272
1,447,000	AAA	4.625% due 10/15/14 (b)	1,455,524

		Total U.S. Government Agency Bonds and Notes	51,158,101

U.S. Government Agency Pass-Throughs — 14.2%
		Federal Home Loan Mortgage Corp. (FHLMC):
93,972		6.500% due 12/1/15	97,903
2,746,841		5.000% due 5/1/18 to 6/1/19	2,770,886
5,424,298		4.500% due 5/1/18 to 2/1/20	5,381,491
4,060,773		6.000% due 4/1/16 to 2/1/23	4,198,906
600,100		5.500% due 4/1/19 to 9/1/24	612,308
6,277,638		5.000% due 9/1/33 to 4/1/34	6,233,214
5,330,103		6.000% due 4/1/34 to 8/1/34	5,475,948
2,642,904		6.500% due 5/1/34 to 10/1/34	2,751,184
10,802,221		5.500% due 5/1/33 to 12/1/34	10,938,246
		Federal National Mortgage Association (FNMA):
1,400,000		5.722% due 2/1/09	1,457,100
189,210		6.330% due 3/1/11	203,968
140,438		4.667% due 4/1/13	141,396
113,866		4.010% due 8/1/13	109,690
776,519		4.019% due 8/1/13	750,538
281,967		4.630% due 4/1/14	281,870
997,420		4.518% due 5/1/14	991,347
586,939		4.846% due 8/1/14	595,714
1,762,048		4.925% due 4/1/15	1,788,479
5,984,594		6.000% due 7/1/16 to 7/1/17	6,207,301
6,611,070		4.500% due 4/1/18 to 6/1/19	6,553,527
11,263,517		5.000% due 11/1/17 to 9/1/19	11,364,036
9,639,948		5.500% due 11/1/17 to 12/1/19	9,877,379
1,012,893		7.500% due 10/1/29 to 2/1/32	1,086,016
9,832,062		6.500% due 11/1/28 to 8/1/34	10,244,349
3,502,633		5.000% due 3/1/34 to 9/1/34	3,471,904
18,631,018		6.000% due 2/1/32 to 12/1/34	19,150,857
47,914,580		5.500% due 2/1/33 to 2/1/35	48,425,269
		Government National Mortgage Association (GNMA):
785,099		4.500% due 7/20/33 to 9/15/33	765,912
799,325		6.500% due 3/15/28 to 7/15/34	838,111
5,456,013		6.000% due 10/15/32 to 9/15/34	5,632,780
1,238,083		5.000% due 3/15/34 to 12/15/34	1,237,754
7,891,969		5.500% due 11/15/32 to 2/15/35	8,040,892

		Total U.S. Government Agency Pass-Throughs	177,676,275

		TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost — $343,044,011)	344,421,428

See Notes to Financial Statements.

19        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
		Bear Stearns Commercial Mortgage Securities:
$ 439,382	Aaa*	Series 1999-WF2, Class A1, 6.800% due 7/15/31	$453,105
1,046,000	Aaa*	Series 2005-PWR7, Class A3, 5.116% due 2/11/41 (e)	1,066,551
183,405	BBB	Blackrock Capital Finance L.P., Series 1996-R1, Class B2, 7.750% due 9/25/26 (f)	171,652
		Chase Commercial Mortgage Securities Corp.:
1,167,000	AAA	Series 1998-2, Class A2, 6.390% due 11/18/30	1,240,671
249,671	Aaa*	Series 2000-2, Class A1, 7.543% due 7/15/32	265,988
		CRIIMI MAE Commercial Mortgage Trust:
420,000	AAA	Series 1998-1, Class C, 6.701% due 6/20/30 (f)	432,920
2,150,000	AAA	Series 1998-C1, Class A2, 7.000% due 6/2/33 (f)	2,263,966
550,000	Aaa*	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.380% due 12/16/35	596,340
1,060,752	Aaa*	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	1,113,652
480,762	AAA	First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 1998-C2, Class A2, 6.560% due 11/18/35	507,412
		First Union-Lehman Brothers Commercial Mortgage Trust:
288,623	Aaa*	Series 1997-C1, Class A3, 7.380% due 4/18/29	302,389
516,263	AAA	Series 1997-C2, Class A3, 6.650% due 11/18/29	541,342
1,200,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317% due 6/10/36 (e)	1,242,054
275,594	AAA	GS Mortgage Securities Corp. II, Series 1998-C1, Class A1,
		6.060% due 10/18/30	277,915
		J.P. Morgan Chase Commercial Mortgage Securities Corp.:
396,000	AAA	Series 1998-C6, Class A3, 6.613% due 1/15/30	415,912
1,200,000	Aaa*	Series 2004-C2, Class A3, 5.384% due 5/15/41 (e)	1,237,271
333,817	AAA	Merrill Lynch Mortgage Investors, Inc., Series 1998-C2, Class A2, 6.390% due 2/15/30	349,206
34,493,448	NR	Morgan Stanley Capital I, Inc., Series 1998-HF2, Class X, Interest Only 0.941% due 11/15/30 (e)(f)	760,867
1,406,662	AAA	Mortgage Capital Funding, Inc., Series 1998-MC3, Class A2, 6.337% due 11/18/31	1,477,672
283,301	AAA	Multi-Family Capital Access One, Inc., Series 1, Class A,
		6.650% due 1/15/24	304,905
548,000	AAA	RAAC Series 2004-SP3 Trust, Class AI3, 4.971% due 9/25/34 (e)	546,032
2,048,293	NR	Small Business Administration Participation Certificates,
		Series 2003-20G, Class 1, 4.350% due 7/1/23	2,000,873

See Notes to Financial Statements.

20        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6% (continued)
		Wachovia Bank Commercial Mortgage Trust:
$ 1,775,000	AAA	Series 2005-C16, 4.847% due 10/15/41 (e)	$1,775,080
1,000,000	AAA	Series 2005-C17, 5.083% due 3/15/42 (e)	1,017,262

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $20,284,838)	20,361,037

ASSET-BACKED SECURITIES — 0.3%
2,331,007	AAA	Capital One Auto Finance Trust, Series 2002-A, Class A4,
		4.790% due 1/15/09	2,344,266
310,889	Aaa*	Falcon Franchise Loan LLC, Series 2000-1, Class A-1,
		7.382% due 5/5/10 (f)	329,557
500,000	AAA	Providian Gateway Master Trust, Series 2000-B, Class A,
		3.234% due 3/16/09 (e)(f)	500,843
548,647	AAA	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A3, 3.800% due 7/25/30	547,345

		TOTAL ASSET-BACKED SECURITIES (Cost — $3,722,323)	3,722,011

CORPORATE BONDS AND NOTES — 10.1%
CONSUMER DISCRETIONARY — 0.6%
Automotive — 0.1%
597,000	BB+	Ford Motor Co., Notes, 7.450% due 7/16/31 (b)	491,825
1,572,000	BB	General Motors Corp., Sr. Debentures, 8.375% due 7/15/33 (b)	1,199,219

			1,691,044

Hotels, Restaurants and Leisure — 0.1%
486,000	BBB-	Yum! Brands, Inc., Sr. Notes, 8.875% due 4/15/11	587,586

Media — 0.4%
998,000	BBB-	Cox Communications, Inc., Notes, 4.625% due 6/1/13	951,333
572,000	BBB-	News America Holdings, Sr. Debentures, 8.500% due 2/23/25	721,375
923,000	BBB-	News America Inc., Sr. Notes, 6.200% due 12/15/34 (b)	934,383
		Time Warner Entertainment Co. L.P., Notes:
484,000	BBB+	10.150% due 5/1/12	625,309
463,000	BBB+	8.375% due 7/15/33	604,340
		The Walt Disney Co., Sr. Notes:
811,000	BBB+	6.375% due 3/1/12 (b)	885,739
370,000	BBB+	Series B, 6.750% due 3/30/06	379,623

			5,102,102

		TOTAL CONSUMER DISCRETIONARY	7,380,732

See Notes to Financial Statements.

21        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

CONSUMER STAPLES — 0.5%
Beverages — 0.1%
$ 1,641,000	BBB+	Miller Brewing Co., Notes, 5.500% due 8/15/13 (f)	$1,690,893

Food Products — 0.4%
1,585,000	BBB	Cadbury Schweppes US Finance LLC, Notes, 5.125% due 10/1/13 (f)	1,598,932
903,000	BBB+	Kraft Foods Inc., Notes, 6.250% due 6/1/12	982,285
1,557,000	BBB	The Kroger Co., Sr. Notes, 6.750% due 4/15/12 (b)	1,716,862

			4,298,079

		TOTAL CONSUMER STAPLES	5,988,972

ENERGY — 0.8%
Energy Equipment and Services — 0.2%
502,000	BBB	CenterPoint Energy Resources Corp., Sr. Notes, Series B,
		7.875% due 4/1/13	592,127
		Kinder Morgan Energy Partners, L.P.:
875,000	BBB+	Notes, 6.750% due 3/15/11	964,586
985,000	BBB+	Sr. Bonds, 7.750% due 3/15/32	1,220,419

			2,777,132

Oil and Gas — 0.6%
850,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (b)	974,641
44,000	BBB	Anderson Exploration Ltd., Notes, 6.750% due 3/15/11 (b)	47,801
988,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,098,685
722,000	BBB-	Duke Capital LLC, Sr. Notes, 8.000% due 10/1/19	883,180
887,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	939,332
1,045,000	BBB	Halliburton Co., Sr. Notes, 5.500% due 10/15/10	1,088,909
598,000	BB+	Kerr-McGee Corp., Notes, 6.950% due 7/1/24	552,501
520,000	BBB	Ocean Energy Inc., Sr. Notes, 7.250% due 10/1/11 (b)	582,600
775,000	BBB-	Pioneer Natural Resources Co., Sr. Notes, 5.875% due 7/15/16 (b)	769,906

			6,937,555

		TOTAL ENERGY	9,714,687

FINANCIALS — 4.3%
Banks — 1.0%
		Bank of America Corp.:
840,000	AA-	Sr. Notes, 5.375% due 6/15/14 (b)	876,751
2,663,000	A+	Sub. Notes, 7.400% due 1/15/11	3,033,045
975,000	A+	Barclays Bank PLC, 6.860% Tier 1 Notes (e)(f)	1,125,073
568,000	BBB+	Mizuho Financial Group Cayman Ltd., Notes, 5.790% due 4/15/14 (f)	588,631
1,910,000	BBB+	Popular North America, Inc., Notes, 4.250% due 4/1/08	1,910,556

See Notes to Financial Statements.

22        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Banks — 1.0% (continued)
$ 2,032,000	A	Wachovia Corp., Sub. Notes, 5.250% due 8/1/14	$2,084,952
2,874,000	AA-	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (e)	2,888,157

			12,507,165

Diversified Financials — 2.4%
801,000	A-	Abbey National Capital Trust I, 8.963% Trust Preferred Securities (e)	1,134,863
2,500,000	AA+	AIG SunAmerica Global Financing II, Sr. Notes, 7.600% due 6/15/05 (f)	2,511,753
816,000	AA+	AIG SunAmerica Institutional Funding II, Medium-Term Notes, 5.750% due 2/16/09	858,221
3,129,000	A+	CS First Boston (USA), Inc., Notes, 4.125% due 1/15/10 (b)	3,073,507
872,000	A1*	DBS Capital Funding Corp., Series A, 7.657% Preference Shares (e)(f)	995,639
		Ford Motor Credit Co.:
		Global Landmark Securities:
905,000	BB+	7.375% due 10/28/09	871,415
669,000	BB+	7.375% due 2/1/11 (b)	627,296
465,000	BB+	Medium-Term Notes, 7.750% due 2/15/07	477,002
		GE Capital Corp.:
		Debentures:
313,000	AAA	8.750% due 5/21/07	341,524
553,000	AAA	8.500% due 7/24/08	620,408
1,232,000	AAA	Medium-Term Notes, Series A, 7.500% due 5/15/05 (b)	1,233,635
		General Motors Acceptance Corp., Notes:
920,000	BB	5.125% due 5/9/08 (b)	858,129
779,000	BB	7.250% due 3/2/11	699,496
1,591,000	A+	The Goldman Sachs Group, Inc., Notes, 5.700% due 9/1/12	1,670,491
550,000	A	HBOS Capital Funding LP, 6.071% Tier 1 Notes (b)(e)(f)	583,350
300,000	NR	JET Equipment Trust, Notes, Series 95-D, 11.440% due 11/1/14 (f)(g)(h)	0
1,271,000	A	JPMorgan Chase and Co., Sub. Notes, 5.125% due 9/15/14 (b)	1,285,055
771,000	A	Lehman Brothers Holdings Inc., Sr. Notes, 8.250% due 6/15/07	835,912
1,235,000	A+	Merrill Lynch & Co., Inc. Medium-Term Notes, Series C, 5.450% due 7/15/14 (b)	1,277,778
599,000	BBB+	MidAmerican Funding LLC., Sr. Secured Bonds, 6.927% due 3/1/29	698,126
		Morgan Stanley, Notes:
864,000	A+	6.750% due 4/15/11	955,488
798,000	A	4.750% due 4/1/14	772,684

See Notes to Financial Statements.

23        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Diversified Financials — 2.4% (continued)
$ 280,000	A-	Natexis AMBS Co., LLC, Series A, 8.440% Preferred Securities (e)(f)	$312,659
600,000	AA-	Prudential Funding LLC, Notes, 6.600% due 5/15/08 (f)	639,350
2,000,000	A	RBS Capital Trust II, 6.425% Trust Preferred Securities (b)(e)	2,166,382
		SLM Corp., Medium-Term Notes, Series A:
1,046,000	A	4.000% due 1/15/09	1,034,133
934,000	A	5.375% due 1/15/13	983,085
860,000	BBB+	UFJ Finance Aruba AEC, Notes, 6.750% due 7/15/13	949,471
1,412,000	A	UniCredito Italiano Capital Trust II, 9.200% Trust Preferred Securities (e)(f)	1,706,717

			30,173,569

Insurance — 0.3%
795,000	AA+	American International Group, Inc., Notes, 4.250% due 5/15/13	756,111
630,000	BBB-	Fund American Cos., Inc., Notes, 5.875% due 5/15/13	642,406
600,000	A	Genworth Financial, Inc., Notes, 5.750% due 6/15/14	634,030
662,000	A	MetLife, Inc., Sr. Notes, 6.500% due 12/15/32	755,005
1,500,000	A-	Prudential Financial, Inc., Medium-Term Notes, Series B, 4.500% due 7/15/13 (b)	1,465,181

			4,252,733

Real Estate — 0.6%
1,751,000	BBB+	EOP Operating, L.P., Notes, 6.800% due 1/15/09	1,877,433
672,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	719,881
843,000	BBB+	Simon Property Group, L.P., Notes, 6.375% due 11/15/07 (b)	881,448
1,555,000	A	SocGen Real Estate Co. LLC, Series A, 7.640% Trust Preferred Securities (b)(e)(f)	1,671,218
1,804,000	BBB	Vornado Realty L.P., Sr. Notes, 5.625% due 6/15/07	1,855,948

			7,005,928

		TOTAL FINANCIALS	53,939,395

HEALTHCARE — 0.2%
Healthcare Providers and Services — 0.1%
		HCA Inc.:
828,000	BB+	Notes, 6.950% due 5/1/12 (b)	867,270
213,000	BB+	Sr. Notes, 8.750% due 9/1/10	240,760

			1,108,030

Pharmaceuticals — 0.1%
879,000	A	Wyeth, Notes, 5.500% due 3/15/13 (b)	911,766

		TOTAL HEALTHCARE	2,019,796

See Notes to Financial Statements.

24        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

INDUSTRIALS — 1.2%
Aerospace and Defense — 0.5%
$ 1,038,000	BBB	BAE Systems Holdings Inc., Notes, 6.400% due 12/15/11 (f)	$1,133,390
2,793,000	A	Boeing Capital Corp., Notes, 6.500% due 2/15/12 (b)	3,079,972
1,395,000	BBB	Northrop Grumman Corp., Sr. Debentures, 7.750% due 2/15/31	1,813,658
615,000	BBB-	Raytheon Co., Sr. Notes, 6.150% due 11/1/08	645,034

			6,672,054

Airlines — 0.1%
987,941	BBB+	Continental Airlines Inc., Series 981A, 6.648% due 9/15/17	943,669

Commercial Services and Supplies — 0.3%
		Cendant Corp., Sr. Notes:
1,108,000	BBB	6.875% due 8/15/06 (b)	1,145,959
534,000	BBB	6.250% due 1/15/08	556,941
		Waste Management Inc., Sr. Notes:
774,000	BBB	7.375% due 8/1/10	867,302
1,268,000	BBB	7.000% due 7/15/28	1,449,039

			4,019,241

Industrial Conglomerates — 0.1%
802,000	BBB	Tyco International Group S.A., Notes, 6.750% due 2/15/11	881,542

Machinery — 0.1%
927,000	BBB	Kennametal Inc., Sr. Notes, 7.200% due 6/15/12	1,032,624

Road and Rail — 0.1%
415,000	BBB	CSX Corp., Notes, 6.750% due 3/15/11	458,830
		Union Pacific Corp., Notes:
292,000	BBB	6.125% due 1/15/12	313,975
763,000	BBB	5.375% due 5/1/14	787,698

			1,560,503

		TOTAL INDUSTRIALS	15,109,633

MATERIALS — 0.2%
Chemicals — 0.0%
659,000	A-	The Dow Chemical Co., Notes, 5.750% due 12/15/08	689,653

Paper and Forest Products — 0.2%
441,000	BBB	MeadWestvaco Corp., Debentures, 6.800% due 11/15/32 (b)	466,945
1,500,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	1,603,512

			2,070,457

		TOTAL MATERIALS	2,760,110

See Notes to Financial Statements.

25        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 1.3%
Diversified Telecommunication Services — 1.1%
$ 852,000	A	Bellsouth Corp., Notes, 6.550% due 6/15/34	$945,897
1,269,000	A-	Deutsche Telekom International Finance BV, Bonds, 8.750% due 6/15/30	1,705,561
461,000	A-	France Telecom S.A., Sr. Notes, 8.000% due 3/1/11	531,906
737,000	BBB	PCCW Capital II Ltd., Notes, 6.000% due 7/15/13 (f)	773,722
		SBC Communications Inc., Global Notes:
737,000	A	5.100% due 9/15/14	738,694
442,000	A	6.150% due 9/15/34 (b)	460,204
824,000	BBB-	Sprint Capital Corp., Notes, 6.875% due 11/15/28	921,639
3,319,000	BB+	TCI Communications Inc., Preferred Securities, 9.650% due 3/31/27	3,766,713
		Telecom Italia Capital S.A., Notes:
545,000	BBB+	5.250% due 11/15/13	546,922
620,000	BBB+	6.000% due 9/30/34 (f)	616,228
2,400,000	A+	Verizon New York Inc., Sr. Debentures, Series A,
		6.875% due 4/1/12 (b)	2,632,414

			13,639,900

Wireless Telecommunications Services — 0.2%
650,000	A	Cingular Wireless LLC, Sr. Notes, 6.500% due 12/15/11	709,535
		New Cingular Wireless Services, Inc., Sr. Notes:
410,000	A	7.350% due 3/1/06 (b)	421,941
785,000	A	8.750% due 3/1/31	1,073,817

			2,205,293

		TOTAL TELECOMMUNICATION SERVICES	15,845,193

UTILITIES — 1.0%
Electric Utilities — 1.0%
1,500,000	BBB-	DTE Energy Co., Sr. Notes, 7.050% due 6/1/11 (b)	1,673,610
723,615	BBB-	Entergy Louisiana, Inc., Waterford 3 Secured Lease Obligation Bonds, 8.090% due 1/2/17	797,743
1,407,000	A-	Exelon Generation Co., LLC, Sr. Notes, 6.950% due 6/15/11	1,567,280
934,000	BB+	FirstEnergy Corp., Sr. Notes, Series B, 6.450% due 11/15/11	1,004,452
1,250,000	A+	Hydro-Québec, Global Debentures, Series JL, 6.300% due 5/11/11 (b)	1,367,413
		MidAmerican Energy Holdings Co., Sr. Notes:
544,000	BBB-	3.500% due 5/15/08	527,469
268,000	BBB-	5.875% due 10/1/12	282,729
271,000	A+	Niagara Mohawk Power Corp., Secured Mortgage Bonds,
		7.750% due 5/15/06	282,047

See Notes to Financial Statements.

26        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
Electric Utilities — 1.0% (continued)
$ 204,766	BBB	Northeast Utilities, Notes, Series A, 8.580% due 12/1/06	$210,310
1,171,000	BBB-	Oncor Electric Delivery Co., Debentures, 7.000% due 9/1/22	1,359,164
1,500,000	BBB	Pacific Gas & Electric Co., Mortgages, 4.800% due 3/1/14	1,491,593
		PSEG Power LLC, Sr. Notes:
405,000	BBB	6.950% due 6/1/12 (b)	452,117
533,000	BBB	8.625% due 4/15/31 (b)	727,015
674,172	BBB	System Energy Resources Inc., Secured Lease Obligation Bonds, 5.129% due 1/15/14 (f)	667,784
587,000	BBB	TXU Energy Co. LLC, Sr. Notes, 7.000% due 3/15/13	652,519

		TOTAL UTILITIES	13,063,245

		TOTAL CORPORATE BONDS AND NOTES (Cost — $122,801,195)	125,821,763

SOVEREIGN DEBT — 0.3%
Italy — 0.1%
1,500,000	AA-	Republic of Italy, Notes, 4.625% due 6/15/05	1,503,219

Mexico — 0.2%
153,000	BBB	Pemex Project Funding Master Trust, Bonds, 8.625% due 2/1/22	177,480
		United Mexican States, Medium-Term Notes, Series A:
1,334,000	BBB	6.625% due 3/3/15	1,414,707
527,000	BBB	7.500% due 4/8/33	572,454

			2,164,641

		TOTAL SOVEREIGN DEBT (Cost — $3,696,134)	3,667,860

		SUB-TOTAL INVESTMENTS (Cost — $1,151,890,298)	1,224,281,698

SHORT-TERM INVESTMENTS — 15.3%
SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 13.6%
169,411,388		State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $169,411,388)	169,411,388

See Notes to Financial Statements.

27        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

MFS TOTAL RETURN PORTFOLIO

FACE AMOUNT	RATING(d)	SECURITY	VALUE
COMMERCIAL PAPER — 1.7%
$11,051,000	A-1	Merrill Lynch & Co., Inc., Discount Notes, due 5/2/05	$11,050,101
9,586,000	A-1+	Wells Fargo & Co., Discount Notes, due 5/2/05	9,585,249

		TOTAL COMMERCIAL PAPER (Cost — $20,635,350)	20,635,350

		TOTAL SHORT-TERM INVESTMENTS (Cost — $190,046,738)	190,046,738

		TOTAL INVESTMENTS — 113.4% (Cost — $1,341,937,036**)	1,414,328,436
		Liabilities in Excess of Other Assets — (13.4)%	(166,973,364)

		TOTAL NET ASSETS — 100.0%	$1,247,355,072

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Notes 1 and 3).
(c)	All or a portion of this security is segregated for extended settlements.
(d)	All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(e)	Variable rate security. Rate shown is rate in effect on April 30, 2005.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)	Security is currently in default.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—	American Depositary Receipt

See pages 37 and 38 for definitions of ratings.

See Notes to Financial Statements.

28        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES — 39.6%
		U.S. Treasury Notes:
$35,272,000		5.875% due 11/15/05	$35,780,446
13,500,000		6.500% due 10/15/06	14,065,853
4,000,000		2.750% due 8/15/07	3,920,940
24,000,000		5.625% due 5/15/08	25,291,896
1,140,000		3.625% due 1/15/10	1,127,621
1,000,000		3.500% due 2/15/10	983,672
2,000,000		4.000% due 3/15/10	2,009,688
14,545,000		4.000% due 2/15/15	14,313,764
1,000,000		U.S. Treasury Strip, zero coupon due 11/15/09, Principal Only	838,072
1,500,000		Federal Home Loan Mortgage Corp., Medium Term Notes, 2.900% due 2/27/19	1,490,565
		Federal National Mortgage Association:
		Benchmark Notes:
3,100,000		1.750% due 6/16/06	3,035,132
4,900,000		6.000% due 5/15/11	5,322,914
3,450,000		Notes, 2.000% due 2/9/07	3,435,317

		TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost — $113,165,479)	111,615,880

	RATING(a)
CORPORATE BONDS AND NOTES — 42.2%
Aerospace/Defense — 0.6%
1,600,000	BBB	Northrop Grumman Corp., Remarketed Notes, 4.079% due 11/16/06	1,599,994

Automotive — 1.1%
1,800,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 7.300% due 1/15/12	1,930,572
1,300,000	BBB-	Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05	1,301,629

			3,232,201

Containers — 0.4%
1,000,000	A+	Bottling Group LLC, Sr. Notes, Series B, 4.625% due 11/15/12	1,000,352

Energy — 1.4%
800,000	BBB+	Anadarko Finance Co., Sr. Notes, Series B, 6.750% due 5/1/11	890,719
500,000	BBB+	Consolidated Natural Gas Co., Sr. Notes, 5.000% due 12/1/14	498,927
500,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	484,071
1,300,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,445,638
500,000	BBB+	Kinder Morgan Energy Partners L.P., Notes, 5.125% due 11/15/14	497,756

			3,817,111

See Notes to Financial Statements.

29        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Entertainment/Media — 3.0%
$ 500,000	BBB-	Clear Channel Communications, Inc., Sr. Notes, 4.400% due 5/15/11	$464,120
1,000,000	BBB	Comcast Cable Communications, Inc., Exchange Notes, 8.500% due 5/1/27	1,326,428
2,400,000	BB+	Liberty Media Corp., Sr. Notes, 4.510% due 9/17/06 (b)	2,429,064
4,000,000	BBB+	Time Warner Inc., Notes, 6.150% due 5/1/07	4,146,524

			8,366,136

Financial Services — 16.7%
2,290,000	AA-	ABN AMRO Bank, Sr. Notes, 2.834% due 5/11/07 (b)	2,293,279
1,400,000	AA+	AIG SunAmerica Global Financing, Sr. Notes, 5.850% due 8/1/08 (c)	1,457,711
2,500,000	A+	American General Finance Corp., Medium Term Notes, Series I, 3.875% due 10/1/09	2,428,230
1,500,000	AA-	Bank of America Corp., Sr. Notes, 5.375% due 6/15/14	1,565,626
1,700,000	BBB	Capital One Bank, Notes, 5.000% due 6/15/09	1,720,908
2,200,000	A	Caterpillar Financial Services Corp., Notes, 4.700% due 3/15/12	2,210,551
1,480,000	A	Countrywide Home Loans, Inc., Medium Term Notes, Series L, 4.000% due 3/22/11	1,419,160
		Credit Suisse First Boston (USA), Inc., Notes:
700,000	A+	6.125% due 11/15/11	757,548
2,000,000	A+	4.875% due 1/15/15	1,984,110
		Ford Motor Credit Co.:
		Global Landmark Securities:
2,000,000	BBB-	6.875% due 2/1/06	2,023,396
1,200,000	BBB-	6.500% due 1/25/07	1,200,364
300,000	BBB-	7.450% due 7/16/31	247,148
300,000	BBB-	Notes, 5.700% due 1/15/10	271,413
		General Motors Acceptance Corp., Notes:
1,500,000	BBB-	7.250% due 3/2/11	1,346,911
600,000	BBB-	6.875% due 9/15/11	526,321
900,000	BBB-	Glencore Funding LLC, Notes, 6.000% due 4/15/14 (c)	853,907
2,300,000	A+	The Goldman Sachs Group, Inc., Notes, 5.250% due 10/15/13	2,336,282
300,000	BBB-	Greater Bay Bancorp, Sr. Notes, 5.125% due 4/15/10 (c)	301,313
3,400,000	A	Household Finance Corp., Notes, 6.375% due 10/15/11	3,707,360
1,200,000	A+	HSBC Bank (USA), Sub. Notes, 5.875% due 11/1/34	1,259,827
1,000,000	A-	Huntington National Bank, Sr. Notes, 4.650% due 6/30/09	1,009,129
1,100,000	A	JPMorgan Chase & Co., Sub. Notes, 5.250% due 5/1/15	1,125,325
1,700,000	A	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.800% due 3/13/14	1,684,409
		Merrill Lynch & Co., Inc., Medium-Term Notes, Series C:
1,000,000	A+	4.125% due 9/10/09	989,068
1,000,000	A+	4.250% due 2/8/10	987,376

See Notes to Financial Statements.

30        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Financial Services — 16.7% (continued)

$ 1,000,000	A+	5.000% due 1/15/15	$1,003,359
1,000,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12	1,096,630
500,000	AA	Rabobank Capital Funding Trust III, Sub. Notes, 5.254% due 12/31/16 (b)(c)	501,097
1,700,000	A+	Royal Bank of Scotland Group PLC, Sub. Notes, 5.050% due 1/18/15	1,725,871
		U.S. Bank, NA:
2,000,000	AA-	Notes, 2.870% due 2/1/07	1,967,528
1,100,000	A+	Sub. Notes, 4.950% due 10/30/14	1,111,603
		Wachovia Bank NA, Sub. Notes:
700,000	A+	4.800% due 11/1/14	694,996
2,000,000	A+	3.130% due 11/3/14 (b)	2,026,542
1,300,000	A-	Washington Mutual Bank, Sub. Notes, 5.125% due 1/15/15	1,296,834

			47,131,132

Food and Beverage — 1.4%
2,000,000	BBB	Fred Meyer, Inc., Sr. Notes, 7.450% due 3/1/08	2,149,676
1,800,000	A	PepsiAmericas Inc., Notes, 4.875% due 1/15/15	1,800,061

			3,949,737

Healthcare — 0.4%
1,100,000	BBB+	Anthem, Inc., Bonds, 6.800% due 8/1/12	1,236,581

Industrial Conglomerates — 2.1%
3,500,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	3,567,721
2,300,000	BBB	Tyco International Group SA, Notes, 6.125% due 11/1/08	2,422,006

			5,989,727

Insurance — 1.6%
500,000	BBB+	GE Global Insurance Holding Corp., Notes, 7.000% due 2/15/26	537,214
1,800,000	AAA	MassMutual Global Funding II, Notes, 2.550% due 7/15/08 (c)	1,713,620
2,100,000	AA+	New York Life Global Funding, Notes, Series 2003-1, 5.375% due 9/15/13 (c)	2,193,985

			4,444,819

Metals and Mining — 0.3%
800,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	961,946

Paper and Forest Products — 0.2%
600,000	BBB	International Paper Co., Sr. Notes, 5.300% due 4/1/15	594,730

Pharmaceuticals — 1.0%
2,600,000	A	Wyeth, Notes, 5.500% due 2/1/14	2,704,944

Real Estate — 1.9%
200,000	BBB+	AvalonBay Communities, Inc., Notes, 4.950% due 3/15/13	198,813
700,000	BBB-	Colonial Realty Limited Partnership, Notes, 4.750% due 2/1/10	690,799

See Notes to Financial Statements.

31        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Real Estate — 1.9% (continued)

$ 900,000	BB+	D.R. Horton, Inc., Sr. Notes, 5.250% due 2/15/15	$843,467
700,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	749,876
1,130,000	BBB-	iStar Financial Inc., Sr. Notes, 6.000% due 12/15/10	1,165,075
300,000	A-	Kimco Realty Corp., Medium-Term Notes, Series C, 3.410% due 8/1/06 (b)	300,432
1,300,000	BBB-	Pulte Homes Inc., Notes, 5.200% due 2/15/15	1,253,246

			5,201,708

Retail — 0.7%
1,900,000	BBB	Safeway Inc., Sr. Notes, 6.500% due 3/1/11	2,021,439

Software — 0.7%
1,900,000	BBB-	Computer Associates International Inc., Sr. Notes, 4.750% due 12/1/09 (c)	1,874,985

Telecommunications — 3.4%
2,300,000	BBB-	Cox Communications Inc., Notes, 7.125% due 10/1/12	2,559,376
		Deutsche Telekom International Finance BV, Bonds:
2,500,000	A-	7.750% due 6/15/05 (b)	2,514,105
1,100,000	A-	8.250% due 6/15/30 (b)	1,478,422
1,000,000	A	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,002,299
		Sprint Capital Corp., Notes:
1,830,000	BBB-	6.125% due 11/15/08	1,924,765
200,000	BBB-	8.375% due 3/15/12	237,157

			9,716,124

Tobacco — 0.7%
2,000,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	2,073,910

Utilities — 4.6%
1,000,000	BBB+	Dominion Resources, Inc., Sr. Notes, Series F, 5.250% due 8/1/33	1,017,520
1,000,000	BBB-	Duke Capital LLC, Remarketed Sr. Notes, 4.331% due 11/16/06	1,002,301
930,000	BBB	Duke Energy Field Services, LLC, Notes, 7.500% due 8/16/05	940,554
3,000,000	BBB	Pepco Holdings, Inc., Notes, 5.500% due 8/15/07	3,065,874
800,000	BB-	PSE&G Energy Holdings Inc., Sr. Notes, 8.625% due 2/15/08	844,000
900,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% due 1/15/11	892,521
2,000,000	AA-	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (c)	2,031,282
1,000,000	BBB-	TransAlta Corp., Sr. Notes, 5.750% due 12/15/13	1,039,283
2,300,000	BBB-	Xcel Energy Inc., Sr. Notes, Series B, 3.400% due 7/1/08	2,230,466

			13,063,801

		TOTAL CORPORATE BONDS AND NOTES (Cost — $118,255,672)	118,981,377

See Notes to Financial Statements.

32        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

TRAVELERS MANAGED INCOME PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

ASSET-BACKED SECURITIES — 3.6%
$ 2,000,000	AAA	Bank One Issuance Trust, Series 2003-A3, Class A3, 3.064% due 12/15/10 (b)	$2,005,853
913,883	AAA	California Infrastructure PG&E-1, Series 1997-1, Class A7, 6.420% due 9/25/08	932,771
1,000,000	AAA	Capital One Multi-Asset Execution Trust, Series 2003-A7, Class A7, 3.134% due 9/15/11 (b)	1,005,073
1,100,000	AAA	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1A5, 5.833% due 4/25/32	1,134,237
925,342	AAA	DaimlerChrysler Auto Trust, Series 2001-C, Class A4, 4.630% due 12/6/06	927,888
2,000,000	AAA	Discover Card Master Trust I, Series 1996-3, Class A, 6.050% due 8/18/08	2,038,384
1,800,740	AAA	Ford Credit Auto Owner Trust, Series 2002-B, Class A4, 4.750% due 8/15/06	1,807,340
420,663	AAA	Toyota Auto Receivables Owner Trust, Series 2002-C, Class A3, 2.650% due 11/15/06	420,391

		TOTAL ASSET-BACKED SECURITIES (Cost — $10,628,382)	10,271,937

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
4,250,000	AAA	Banc of America Commercial Mortgage Inc., Series 2004-6, Class AJ, 4.870% due 12/10/42	4,234,174
2,000,000	AAA	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889% due 11/15/37	1,991,653
3,000,000	AAA	General Motors Acceptance Corp. Commercial Mortgage Securities Inc., Series 2004-C2, Class A3, 5.134% due 8/10/38	3,071,461
		JPMorgan Chase Commercial Mortgage Securities Corp.:
4,000,000	AAA	Series 2004-C3, Class AJ, 4.922% due 1/15/42	3,996,359
1,150,000	AAA	Series 2005-LDP1, Class A4, 5.038% due 3/15/46	1,161,667
		LB-UBS Commercial Mortgage Trust:
2,700,000	AAA	Series 2005-C1, Class AJ, 4.806% due 2/15/40	2,676,094
1,240,000	AAA	Series 2002-C4, Class A5, 4.853% due 9/15/31	1,253,611
1,290,000	AAA	Morgan Stanley Capital I, Series 2005-IQ9, Class A4, 4.660% due 7/15/56	1,276,589

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost—$19,735,922)	19,661,608

See Notes to Financial Statements.

33        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

TRAVELERS MANAGED INCOME PORTFOLIO

WARRANTS	SECURITY	VALUE
WARRANTS (d)(e) — 0.0%
150	Loral Orion Network Systems, Inc., Expires 1/15/07 (Cost — $105)	$2

	SUB-TOTAL INVESTMENTS (Cost — $261,785,560)	260,530,804

FACE AMOUNT
REPURCHASE AGREEMENT — 6.8%
$19,038,000	State Street Bank and Trust Co. dated 4/29/05, 2.600% due 5/2/05 Proceeds at maturity — $19,042,125; (Fully collateralized by U.S. Treasury Bond, 8.125% due 8/15/19; Market value — $19,425,199) (Cost — $19,038,000)	19,038,000

	TOTAL INVESTMENTS — 99.2% (Cost — $280,823,560*)	279,568,804
	Other Assets in Excess of Liabilities — 0.8%	2,364,523

	TOTAL NET ASSETS — 100.0%	$281,933,327

(a)	All ratings are by Standard & Poor’s Rating Service.
(b)	Variable rate security. Rate shown is rate in effect at April 30, 2005.
(c)	Security is exempt from registration under Rule 144A of the Securities Act 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(d)	Non-income producing security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
*	Aggregate cost for federal income tax purposes is substantially the same.

See pages 37 and 38 for definitions of ratings.

See Notes to Financial Statements.

34        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY MONEY MARKET PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER — 37.6%
$16,165,000	Abbey National North America LLC mature 5/5/05 to 5/18/05	2.81% to 2.94%	$16,154,608
7,000,000	Bank America Corp. matures 10/3/05	3.31	6,901,747
15,000,000	Bank of Nova Scotia matures 5/5/05	2.81	14,995,333
16,825,000	Danske Corp. mature 5/2/05 to 5/9/05	2.73 to 2.80	16,817,491
5,000,000	Depfa Bank PLC matures 6/21/05	3.00	4,978,927
5,000,000	Dexia Delaware LLC matures 5/23/05	2.81	4,991,475
17,000,000	Galleon Capital LLC matures 5/2/05	2.98	16,998,593
17,000,000	General Electric Capital Corp. mature 6/3/05 to 6/13/05	2.94 to 2.99	16,948,302
10,000,000	Goldman, Sachs & Co. matures 5/18/05	3.01	9,985,833
9,800,000	HBOS Treasury Services PLC mature 5/9/05 to 6/9/05	2.77 to 2.90	9,780,862
7,000,000	ING US Funding LLC matures 5/31/05	2.93	6,982,996
12,000,000	Nordea North America Inc. mature 6/3/05 to 6/6/05	2.87 to 2.96	11,967,020
17,100,000	Rabobank USA Financial Corp. matures 5/10/05	2.85	17,087,859
5,937,000	Societe Generale North America mature 5/2/05 to 5/4/05	2.70 to 2.79	5,935,966
6,300,000	Svenska Handelsbanken Inc. matures 7/7/05	3.06	6,264,356
18,150,000	UBS Finance Delaware LLC mature 5/3/05 to 5/19/05	2.72 to 2.91	18,137,365
	TOTAL COMMERCIAL PAPER (Cost — $184,928,733)		184,928,733
U.S. GOVERNMENT AGENCY DISCOUNT NOTES — 2.8%
8,075,000	Federal Home Loan Mortgage Corporation mature 5/3/05 to 9/28/05	2.75 to 3.22	8,008,490
6,000,000	Federal National Mortgage Association mature 6/22/05 to 9/14/05	3.00 to 3.20	5,936,007
	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES (Cost — $13,944,497)		13,944,497
CERTIFICATES OF DEPOSIT — 4.5%
5,000,000	Bank of America N.A. matures 5/5/05	2.68	5,000,000
17,000,000	Wells Fargo Bank N.A. mature 5/2/05 to 6/28/05	2.78 to 3.04	17,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost — $22,000,000)		22,000,000
FOREIGN CERTIFICATES OF DEPOSIT — 50.1%
15,000,000	Bank of Montreal matures 5/16/05	2.95	14,999,547
16,500,000	Barclays Bank PLC mature 5/18/05 to 9/19/05	2.81 to 3.19	16,500,000
18,000,000	BNP Paribas S.A. NY mature 5/2/05 to 6/29/05	2.68 to 3.04	17,999,668
11,500,000	Calyon NY matures 7/15/05	3.06	11,500,238

See Notes to Financial Statements.

35        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY MONEY MARKET PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
FOREIGN CERTIFICATES OF DEPOSIT — 50.1% (continued)
$17,000,000	Canadian Imperial Bank of Commerce NY mature 6/2/05 to 6/10/05	2.76% to 2.96%	$17,000,000
17,000,000	CS First Boston NY mature 5/4/05 to 5/13/05	2.81 to 2.89	17,000,000
5,000,000	DEPFA Bank PLC matures 8/2/05	2.90	5,000,000
17,000,000	Deutsche Bank NY matures 5/3/05	2.81	17,000,000
7,000,000	Dexia Bank NY matures 6/28/05	3.05	7,000,000
3,000,000	Fortis Bank NY matures 9/1/05	3.21	3,000,303
5,000,000	HBOS Treasury Services PLC NY matures 5/3/05	2.70	5,000,001
7,000,000	HSBC Bank USA matures 5/16/05	2.85	6,999,971
18,000,000	Lloyds TSB Bank PLC NY mature 5/12/05 to 5/25/05	2.87 to 2.97	18,000,033
5,000,000	Nordea Bank Finland NY matures 5/4/05	2.75	5,000,004
10,000,000	Royal Bank of Canada NY matures 5/6/05	2.81	10,000,011
17,000,000	Royal Bank of Scotland NY mature 5/6/05 to 6/7/05	2.81 to 2.96	17,000,020
10,000,000	Societe Generale NY mature 5/3/05 to 6/30/05	2.81 to 3.04	9,999,647
5,000,000	Suntrust Bank matures 10/12/05	3.33	5,000,000
10,000,000	Svenska Handelsbanken NY matures 5/19/05	2.95	9,999,739
15,000,000	Toronto Dominion Bank NY mature 5/24/05 to 6/24/05	2.95 to 3.01	15,000,000
18,000,000	Unicredito Italiano S.p.A. mature 5/11/05 to 7/7/05	2.87 to 3.06	17,999,739
	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost — $246,998,921)		246,998,921
TIME DEPOSITS — 5.1%
17,197,000	JPMorgan Chase Bank matures 5/2/05	2.94	17,197,000
8,000,000	National Australia Bank matures 5/2/05	2.94	8,000,000
	TOTAL TIME DEPOSITS (Cost — $25,197,000)		25,197,000
	TOTAL INVESTMENTS — 100.1% (Cost — $493,069,151*)		493,069,151
	Liabilities is Excess of Other Assets — (0.1)%		(337,253)
	TOTAL NET ASSETS — 100.0%		$492,731,898
*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

36        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard and Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

—  Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—  Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

—  Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

— Bondsrated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—  Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—  Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa

—  Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

—  Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

37       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

B

—  Bonds rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa and Ca	— Bonds rated “Caa” and “Ca” are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
C	— Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

—  Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2	— Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest.
A-1

—  Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming characteristics are denoted with a plus (+) sign.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

38       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	April 30, 2005

	MFS Total Return Portfolio	Travelers Managed Income Portfolio	Smith Barney Money Market Portfolio
ASSETS:
Investments, at cost	$1,341,937,036	$280,823,560	$493,069,151
Foreign currency, at cost	282	—	—

Investments, at value	1,414,328,436	279,568,804	493,069,151
Foreign currency, at value	282	—	—
Cash	2,565	825	299
Dividends and interest receivable	6,928,561	3,840,941	663,755
Receivable for securities sold	4,072,974	—	—
Receivable for open forward foreign currency contracts (Notes 1 and 3)	862	—	—
Receivable for Fund shares sold	24	29,095	512,591
Prepaid expenses	847	—	27

Total Assets	1,425,334,551	283,439,665	494,245,823

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	169,411,388	—	—
Payable for securities purchased	7,034,947	1,323,245	—
Management fees payable	772,708	150,203	201,708
Payable for Fund shares reacquired	692,740	14,704	942,660
Dividends payable	—	—	290,404
Directors’ fees payable	920	350	637
Transfer agency services payable	829	834	834
Accrued expenses	65,947	17,002	77,682

Total Liabilities	177,979,479	1,506,338	1,513,925

Total Net Assets	$1,247,355,072	$281,933,327	$492,731,898

NET ASSETS:
Par value of capital shares (Note 4)	$739	$249	$4,927
Capital paid in excess of par value	1,149,094,925	288,570,866	492,726,455
Undistributed (overdistributed) net investment income	6,019,064	(1,230,878)	499
Accumulated net realized gain (loss) from investment transactions and foreign currency transactions	19,848,400	(4,152,154)	17
Net unrealized appreciation (depreciation) of investments and foreign currencies	72,391,944	(1,254,756)	—

Total Net Assets	$1,247,355,072	$281,933,327	$492,731,898

Shares Outstanding	73,942,733	24,885,707	492,724,332

Net Asset Value	$16.87	$11.33	$1.00

See Notes to Financial Statements.

39        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2005

	MFS Total Return Portfolio	Travelers Managed Income Portfolio	Smith Barney Money Market Portfolio
INVESTMENT INCOME:
Interest	$11,607,988	$5,244,878	$5,958,211
Dividends	9,182,832	—	—
Securities lending income	79,634	—	—
Less: Foreign withholding tax	(83,897)	—	—

Total Investment Income	20,786,557	5,244,878	5,958,211

EXPENSES:
Management fees (Note 2)	4,692,229	903,193	1,229,447
Custody	63,249	14,122	22,045
Shareholder communications	31,820	6,474	21,013
Audit and legal	22,991	16,536	22,171
Directors' fees	13,908	4,463	6,927
Transfer agency services (Note 2)	2,498	2,482	2,614
Other	13,524	2,155	2,529

Total Expenses	4,840,219	949,425	1,306,746
Less: Expense reimbursement (Note 2)	—	—	(27,581)

Net Expenses	4,840,219	949,425	1,279,165

Net Investment Income	15,946,338	4,295,453	4,679,046

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	27,885,148	1,177,247	17
Foreign currency transactions	(5,051)	—	—

Net Realized Gain	27,880,097	1,177,247	17

Net Change in Unrealized Appreciation/Depreciation From:
Investments	(3,384,405)	(4,535,350)	—
Foreign currencies	233	—	—

Net Change in Unrealized Appreciation/Depreciation	(3,384,172)	(4,535,350)	—

Net Gain (Loss) on Investments and Foreign Currencies	24,495,925	(3,358,103)	17

Increase in Net Assets From Operations	$40,442,263	$937,350	$4,679,063

See Notes to Financial Statements.

40        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

MFS Total Return Portfolio	2005	2004
OPERATIONS:
Net investment income	$15,946,338	$24,511,979
Net realized gain	27,880,097	67,430,520
Net change in unrealized appreciation/depreciation	(3,384,172)	23,535,893

Increase in Net Assets From Operations	40,442,263	115,478,392

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(31,800,072)	(22,438,758)
Net realized gains	(32,429,912)	—

Decrease in Net Assets From Distributions to Shareholders	(64,229,984)	(22,438,758)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	69,926,337	86,033,895
Net asset value of shares issued for reinvestment of distributions	64,229,984	22,438,758
Cost of shares reacquired	(23,169,882)	(38,315,281)

Increase in Net Assets From Fund Share Transactions	110,986,439	70,157,372

Increase in Net Assets	87,198,718	163,197,006
NET ASSETS:
Beginning of period	1,160,156,354	996,959,348

End of period*	$1,247,355,072	$1,160,156,354

* Includes undistributed net investment income of:	$6,019,064	$21,872,798

See Notes to Financial Statements.

41        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

Travelers Managed Income Portfolio	2005	2004
OPERATIONS:
Net investment income	$4,295,453	$8,271,956
Net realized gain	1,177,247	474,777
Net change in unrealized appreciation/depreciation	(4,535,350)	2,195,501

Increase in Net Assets From Operations	937,350	10,942,234

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,026,736)	(10,421,800)

Decrease in Net Assets From Distributions to Shareholders	(13,026,736)	(10,421,800)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	16,270,146	40,399,247
Net asset value of shares issued for reinvestment of distributions	13,026,736	10,421,800
Cost of shares reacquired	(13,347,977)	(25,644,982)

Increase in Net Assets From Fund Share Transactions	15,948,905	25,176,065

Increase in Net Assets	3,859,519	25,696,499
NET ASSETS:
Beginning of period	278,073,808	252,377,309

End of period*	$281,933,327	$278,073,808

* Includes undistributed (overdistributed) net investment income of:	$(1,230,878)	$7,500,405

See Notes to Financial Statements.

42        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

Smith Barney Money Market Portfolio	2005	2004
OPERATIONS:
Net investment income	$4,679,046	$3,804,976
Net realized gain	17	455

Increase in Net Assets From Operations	4,679,063	3,805,431

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,679,046)	(3,804,976)

Decrease in Net Assets From Distributions to Shareholders	(4,679,046)	(3,804,976)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	76,154,271	128,585,681
Net asset value of shares issued for reinvestment of distributions	4,572,427	3,756,423
Cost of shares reacquired	(98,534,081)	(221,114,759)

Decrease in Net Assets From Fund Share Transactions	(17,807,383)	(88,772,655)

Decrease in Net Assets	(17,807,366)	(88,772,200)
NET ASSETS:
Beginning of period	510,539,264	599,311,464

End of period*	$492,731,898	$510,539,264

* Includes undistributed net investment income of	$499	$499

See Notes to Financial Statements.

43        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

MFS Total Return Portfolio	2005(1)	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$17.19	$15.77		$14.44	$16.08		$17.16	$16.22

Income (Loss) From Operations:
Net investment income	0.22	0.36		0.34	0.39	(2)	0.42	0.54
Net realized and unrealized gain (loss)	0.39	1.41		1.49	(0.98	)(2)	(0.42)	1.43

Total Income (Loss) From Operations	0.61	1.77		1.83	(0.59)		(0.00)*	1.97

Less Distributions From:
Net investment income	(0.46)	(0.35)		(0.50)	(0.44)		(0.48)	(0.46)
Net realized gains	(0.47)	—		—	(0.61)		(0.60)	(0.57)

Total Distributions	(0.93)	(0.35)		(0.50)	(1.05)		(1.08)	(1.03)

Net Asset Value, End of Period	$16.87	$17.19		$15.77	$14.44		$16.08	$17.16

Total Return(3)	3.52%‡	11.36%		13.05%	(3.59)%		(0.22)%	12.77%

Net Assets, End of Period (millions)	$1,247	$1,160		$997	$830		$804	$697

Ratios to Average Net Assets:
Expenses(4)	0.79%†	0.82	%(5)	0.82%	0.83%		0.83%	0.83%
Net investment income	2.62 †	2.25		2.37	2.81	(2)	3.08	3.42

Portfolio Turnover Rate	26%	66%		49%	81%		88%	108%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.40, $0.99 and 2.91% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(5)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The expense ratio did not change due to these waivers.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

44        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Travelers Managed Income Portfolio	2005(1)	2004		2003(2)	2002(2)		2001(2)	2000(2)
Net Asset Value, Beginning of Period	$11.84	$11.84		$11.38	$12.57		$11.58	$11.49

Income (Loss) From Operations:
Net investment income	0.18	0.36		0.50	0.56	(3)	0.71	0.76
Net realized and unrealized gain (loss)	(0.14)	0.12		0.69	(1.07	)(3)	0.83	(0.24)

Total Income (Loss) From Operations	0.04	0.48		1.19	(0.51)		1.54	0.52

Less Distributions From:
Net investment income	(0.55)	(0.48)		(0.68)	(0.63)		(0.55)	(0.43)
Net realized gains	—	—		(0.05)	(0.05)		—	—

Total Distributions	(0.55)	(0.48)		(0.73)	(0.68)		(0.55)	(0.43)

Net Asset Value, End of Period	$11.33	$11.84		$11.84	$11.38		$12.57	$11.58

Total Return(4)	0.33%‡	4.19%		10.85%	(4.06)%		13.50%	4.55%

Net Assets, End of Period (millions)	$282	$278		$252	$208		$221	$151

Ratios to Average Net Assets:
Expenses(5)	0.68%†	0.69	%(6)	0.68%	0.69%		0.68%	0.69%
Net investment income	3.09 †	3.10		4.34	4.68	(3)	5.76	6.56

Portfolio Turnover Rate	41%	123%		163%	177%		194%	181%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.60, $1.11 and 5.02% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	As a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(6)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The expense ratio did not change due to these waivers.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

45        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Money Market Portfolio	2005(1)(2)		2004(2)		2003(2)	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.009		0.007		0.007	0.014	0.044	0.057
Distributions from net investment income	(0.009)		(0.007)		(0.007)	(0.014)	(0.044)	(0.057)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.95	%‡	0.71%		0.74%	1.40%	4.46%	5.88%

Net Assets, End of Period (millions)	$493		$511		$599	$733	$605	$319

Ratios to Average Net Assets:
Expenses	0.52	%(4)†	0.53	%(4)	0.53%	0.53%	0.53%	0.53%
Net investment income	1.90	†	0.71		0.75	1.38	4.17	5.75

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment manager voluntarily reimbursed expenses for the six months ended April 30, 2005 and voluntarily waived a portion of its management fees for the year ended October 31, 2004. If such expenses were not reimbursed the expense ratio for the six months ended April 30, 2005, would have been 0.53% (annualized). The expense ratio for the year ended October 31, 2004 did not change due to these waivers.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

46        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The MFS Total Return Portfolio (“MFSTR”), Travelers Managed Income Portfolio (“TMI”) and Smith Barney Money Market Portfolio (“SBMM”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. For MFSTR and TMI, short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. For SBMM, money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. SBMM’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

47       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. MFSTR may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. MFSTR and TMI have an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market

48       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Securities Traded on a To-Be-Announced Basis. MFSTR and TMI may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Stripped Securities. MFSTR and TMI invest in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal

49       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.

(g) Credit and Market Risk. MFSTR and TMI may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and

50       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Distributions to Shareholders. For MFSTR and TMI, distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. For SBMM, distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager of SBMM. Travelers Investment Adviser, Inc. (“TIA”) and Travelers Asset

51       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Management International Company, LLC (“TAMIC”), affiliates of SBFM, act as the investment managers of MFSTR and TMI, respectively. SBMM pays SBFM a management fee calculated at an annual rate of 0.50% of the average daily net assets of the SBMM. MFSTR pays TIA a management fee calculated at an annual rate of 0.800% of its average daily net assets up to $600 million, 0.775% of its average daily net assets in excess of $600 million an up to and including $900 million, 0.750% of its average daily net assets in excess of $900 million and up to and including $1.5 billion, 0.725% of its average daily net assets in excess of $1.5 billion and up to and including $2.5 billion and 0.675% of its average daily net assets in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of the Fund and two other portfolios for which an affiliate of TIA is investment manager and MFS is subadviser are used in performing the calculation. TMI pays TAMIC a management fee calculated at an annual rate of 0.65% of the average daily net assets of TMI. These fees are calculated daily and paid monthly.

The Funds each have a voluntary expense limitation in place of 1.25%. During the six months ended April 30, 2005, SBFM reimbursed expenses in the amount of $27,581 for SBMM.

TIA has a sub-advisory agreement with Massachusetts Financial Services Company (“MFS”). Pursuant to the sub-advisory agreement, MFS is responsible for the day-to-day portfolio operations and investment decisions for MFSTR and is compensated by TIA for such services at an annual rate of 0.375% of its average daily net assets up to $600 million, 0.350% of its average daily net assets in excess of $600 million an up to and including $900 million, 0.325% of its average daily net assets in excess of $900 million and up to and including $1.5 billion, 0.300% of its average daily net assets in excess of $1.5 billion and up to and including $2.5 billion and 0.250% of its average daily net assets in excess of $2.5 billion.

TIA has entered into a Sub-Administrative Services Agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of MFSTR.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size

52       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005, each Fund paid transfer agent fees of $2,083 to CTB.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	MFSTR	TMI
Purchases	$379,512,439	$111,416,232

Sales	310,730,608	108,624,526

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	MFSTR	TMI
Gross unrealized appreciation	$99,784,148	$7,060,034
Gross unrealized depreciation	(27,392,748)	(8,314,790)

Net unrealized appreciation (depreciation)	$72,391,400	$(1,254,756)

At April 30, 2005, MFSTR loaned securities having a market value of $165,537,120. MFSTR received cash collateral amounting to $169,411,388 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

At April 30, 2005, MFSTR had the following open forward foreign currency contracts. The unrealized gain on the contract reflected in the accompanying financial statements was as follows:

Forward Foreign Currency Contracts	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts To Buy:
Japanese Yen	6,972,966	$66,634	5/2/05	$862

53       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Capital Shares

At April 30, 2005, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
MFS Total Return Portfolio
Shares sold	4,047,705	5,224,464
Shares issued on reinvestment	3,751,751	1,385,108
Shares reacquired	(1,345,405)	(2,322,350)

Net Increase	6,454,051	4,287,222

Travelers Managed Income Portfolio
Shares sold	1,417,295	3,469,389
Shares issued on reinvestment	1,156,904	907,032
Shares reacquired	(1,172,539)	(2,206,167)

Net Increase	1,401,660	2,170,254

Smith Barney Money Market Portfolio
Shares sold	76,147,221	128,585,681
Shares issued on reinvestment	4,572,427	3,756,423
Shares reacquired	(98,534,081)	(221,114,759)

Net Decrease	(17,814,433)	(88,772,655)

5.	Capital Loss Carryforward

On October 31, 2004, TMI had a net capital loss carryforward of $5,329,401, of which $4,796,406 expires in 2011, and $532,995 expires in 2012. These amounts will be available to offset any future taxable capital gains.

6.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order

54       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate

55       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7.	Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

56       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8.	Subsequent Events

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA and TAMIC, both currently indirect wholly owned subsidiaries of Citigroup, would become indirect wholly owned subsidiaries of MetLife. TIA is the investment adviser to the MFS Total Return Portfolio and TAMIC is the investment adviser to the Travelers Managed Income Portfolio.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is scheduled to close on June 30, 2005.

In connection with this transaction, at meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the MFS Total Return Portfolio and the Travelers Managed Income Portfolio (the “Acquired Funds”) of Travelers Series Fund Inc., into newly organized “shell” portfolios (the “Acquiring Funds”) of The Travelers Series Trust. In connection with the reorganization, the Acquiring Funds would acquire all of the assets and assume the liabilities of the Acquired Funds.

The proposed reorganization is subject to the fulfillment of certain conditions, including approval by the Acquired Funds shareholders. Proxy materials describing

57       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the proposed reorganization were mailed on or about June 9, 2005, to the Acquired Funds shareholders of record on April 15, 2005, in anticipation of a meeting of shareholders scheduled to be held on June 29, 2005. If approved by the Acquired Funds shareholders, the reorganization will occur as soon as possible after the shareholder meeting.

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment adviser to SBMM.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the SBMM and the Manager. Therefore, SBMM’s Board of Directors will be asked to approve a new investment management contract between SBMM and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of SBMM for their approval.

58       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

TRAVELERS SERIES

FUND INC.

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

James M. Giallanza

Chief Financial Officer and Treasurer

Martin R. Hanley

Vice President and

Investment Officer

Gene C. Collins

Senior Vice President and Investment Officer

Kurt Lin

Vice President and Investment Officer

Brooks Taylor

Investment Officer

Andrew Beagley
Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

OFFICERS (continued)

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGERS

Smith Barney Fund
Management LLC

Travelers Investment
Adviser, Inc.

Travelers Asset Management
International Company, LLC

CUSTODIAN

State Street Bank and Trust Company

ANNUITY ADMINISTRATION

Travelers Annuity
Investor Services

One Cityplace

Hartford, CT 06103-3415

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, NY 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

Travelers Series Fund Inc.

MFS Total Return Portfolio

Travelers Managed Income Portfolio

Smith Barney Money Market Portfolio

The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. — MFS Total Return Portfolio, Travelers Managed Income Portfolio and Smith Barney Money Market Portfolio.

TRAVELERS SERIES FUND INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

IN0804 06/05

05-8639

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not applicable.
	(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Travelers Series Fund Inc.

Date:	July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Travelers Series Fund Inc.

Date:	July 7, 2005

By:	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer of
Travelers Series Fund Inc.

Date:	July 7, 2005